TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Trade receivables, net impairment losses provision	$ 2,691,000	$ 2,986,000	$ 3,922,000
Prepayments of impairment	482,000	583,000	$ 562,000
Finance lease receivable	170,000	293,000
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Finance lease receivable	$ 84,000	$ 151,000